AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 74.0%
Information Technology – 19.4%
IT Services – 0.3%
International Business Machines Corp.	19,635	$4,340,906

Semiconductors & Semiconductor Equipment – 7.7%
Advanced Micro Devices, Inc.(a)	43,347	7,112,376
Applied Materials, Inc.	44,005	8,891,210
Broadcom, Inc.	112,873	19,470,592
NVIDIA Corp.	529,375	64,287,300
NXP Semiconductors NV	32,396	7,775,364
Texas Instruments, Inc.	34,372	7,100,224

		114,637,066

Software – 6.4%
Adobe, Inc.(a)	17,742	9,186,453
Microsoft Corp.(b)	160,706	69,151,792
Oracle Corp.(b)	52,773	8,992,519
Salesforce, Inc.	27,621	7,560,144

		94,890,908

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.(b)	305,604	71,205,732
Epic Games, Inc.(a) (c) (d)	5,074	3,321,999

		74,527,731

		288,396,611

Financials – 11.7%
Banks – 3.3%
Bank of America Corp.	123,286	4,891,989
Fifth Third Bancorp	243,981	10,452,146
JPMorgan Chase & Co.	88,627	18,687,889
Wells Fargo & Co.(b)	273,784	15,466,058

		49,498,082

Capital Markets – 1.4%
Goldman Sachs Group, Inc. (The)	22,270	11,026,100
Jefferies Financial Group, Inc.	161,817	9,959,836

		20,985,936

Consumer Finance – 1.0%
Capital One Financial Corp.	96,530	14,453,437
Stripe, Inc.(a) (c) (d)	24,598	693,294

		15,146,731

Financial Services – 4.9%
Apollo Global Management, Inc.	114,892	14,351,160
Berkshire Hathaway, Inc. - Class B(a)	88,133	40,564,095
Visa, Inc. - Class A(b)	62,035	17,056,523

		71,971,778

Company	Shares	U.S. $ Value

Insurance – 1.1%
American International Group, Inc.	95,090	$6,963,441
Progressive Corp. (The)	36,883	9,359,430

		16,322,871

		173,925,398

Health Care – 9.3%
Biotechnology – 1.3%
AbbVie, Inc.	73,808	14,575,604
Amgen, Inc.	16,672	5,371,885

		19,947,489

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	150,909	17,205,135
Stryker Corp.	30,132	10,885,486

		28,090,621

Health Care Providers & Services – 2.5%
Cigna Group (The)	26,262	9,098,207
HCA Healthcare, Inc.	20,665	8,398,876
UnitedHealth Group, Inc.	32,520	19,013,794

		36,510,877

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	19,882	12,298,409

Pharmaceuticals – 2.8%
Eli Lilly & Co.	19,965	17,687,792
Johnson & Johnson(b)	88,298	14,309,574
Merck & Co., Inc.	86,445	9,816,694

		41,814,060

		138,661,456

Industrials – 8.9%
Aerospace & Defense – 1.9%
Northrop Grumman Corp.	32,767	17,303,270
RTX Corp.	86,528	10,483,732

		27,787,002

Building Products – 0.8%
Carrier Global Corp.	144,199	11,606,578

Electrical Equipment – 0.2%
GE Vernova, Inc.(a)	13,337	3,400,668

Ground Transportation – 2.8%
CSX Corp.	529,086	18,269,339
Norfolk Southern Corp.	46,228	11,487,658
Uber Technologies, Inc.(a)	53,061	3,988,065
Union Pacific Corp.	31,985	7,883,663

		41,628,725

Industrial Conglomerates – 2.1%
3M Co.	97,724	13,358,871
Honeywell International, Inc.	89,944	18,592,324

		31,951,195

Company	Shares	U.S. $ Value

Machinery – 1.1%
Parker-Hannifin Corp.	24,822	$15,683,036

		132,057,204

Communication Services – 8.7%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	343,393	7,554,646

Entertainment – 2.2%
Cinemark Holdings, Inc.(a)	63,928	1,779,755
Electronic Arts, Inc.	51,414	7,374,824
Netflix, Inc.(a)	22,600	16,029,502
Spotify Technology SA(a)	4,569	1,683,814
Walt Disney Co. (The)(b)	58,783	5,654,337

		32,522,232

Interactive Media & Services – 5.5%
Alphabet, Inc. - Class A	252,338	41,850,257
Meta Platforms, Inc. - Class A(b)	67,962	38,904,167

		80,754,424

Media – 0.1%
Sirius XM Holdings, Inc.	56,601	1,338,614

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	31,203	6,439,051

		128,608,967

Consumer Staples – 4.9%
Beverages – 1.5%
Coca-Cola Co. (The)	192,649	13,843,757
PepsiCo, Inc.	48,656	8,273,953

		22,117,710

Consumer Staples Distribution & Retail – 1.6%
Costco Wholesale Corp.	10,208	9,049,596
Target Corp.	35,813	5,581,814
Walmart, Inc.	108,056	8,725,522

		23,356,932

Household Products – 1.2%
Procter & Gamble Co. (The)	101,719	17,617,731

Tobacco – 0.6%
Philip Morris International, Inc.	74,178	9,005,209

		72,097,582

Consumer Discretionary – 4.4%
Broadline Retail – 2.2%
Amazon.com, Inc.(a) (b)	180,259	33,587,660

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.	2,346	9,881,633
Starbucks Corp.	32,067	3,126,212

		13,007,845

Company	Shares	U.S. $ Value

Specialty Retail – 1.1%
Home Depot, Inc. (The)(b)	40,382	$16,362,786

Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc. - Class B	27,457	2,427,199

		65,385,490

Energy – 3.4%
Oil, Gas & Consumable Fuels – 3.4%
Cheniere Energy, Inc.	34,619	6,225,881
EOG Resources, Inc.(b)	152,473	18,743,506
Exxon Mobil Corp.	165,892	19,445,860
Occidental Petroleum Corp.	122,135	6,294,838

		50,710,085

Utilities – 2.7%
Electric Utilities – 2.7%
Constellation Energy Corp.	30,956	8,049,179
NextEra Energy, Inc.	152,720	12,909,422
PPL Corp.	574,078	18,990,500

		39,949,101

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)	22,393	8,546,736

Total Common Stocks (cost $928,748,904)		1,098,338,630

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., - Class A, expiring 07/24/2027 (a) (c) (d) (cost $52,400)	9,228	0

SHORT-TERM INVESTMENTS – 25.1%
Investment Companies – 25.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(e) (f) (g) (cost $372,743,467)	372,743,467	372,743,467

Total Investments Before Securities Sold Short – 99.1% (cost $1,301,544,771)		1,471,082,097

SECURITIES SOLD SHORT – (1.0)%
INVESTMENT COMPANIES – (0.5)%
Funds and Investment Trusts – (0.5)%(e)
Invesco CurrencyShares Euro Currency Trust	(14,119)	(1,452,351)
iShares 20+ Year Treasury Bond ETF	(68,703)	(6,739,764)

Total Investment Companies (proceeds $8,249,429)		(8,192,115)

Company	Shares	U.S. $ Value

COMMON STOCKS – (0.5)%
Real Estate – (0.1)%
Hotel & Resort REITs – 0.0%
Chatham Lodging Trust	(66,604)	$(567,466)

Retail REITs – (0.1)%
Acadia Realty Trust	(50,262)	(1,180,152)
Agree Realty Corp.	(10,044)	(756,614)

		(1,936,766)

		(2,504,232)

Information Technology – (0.1)%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. - Class A	(12,432)	(810,069)

Software – (0.1)%
Roper Industries, Inc.	(1,935)	(1,076,712)

		(1,886,781)

Financials – (0.1)%
Financial Services – 0.0%
Western Union Co. (The)	(34,166)	(407,600)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(48,739)	(926,529)

		(1,334,129)

Communication Services – (0.1)%
Interactive Media & Services – (0.1)%
Yelp, Inc.(a)	(28,280)	(992,062)

Industrials – (0.1)%
Machinery – (0.1)%
Snap-on, Inc.	(2,923)	(846,822)

Total Common Stocks (proceeds $6,973,134)		(7,564,026)

Total Securities Sold Short (proceeds $15,222,563)		(15,756,141)

Total Investments, Net of Securities Sold Short – 98.1% (cost $1,286,322,208)(h)		1,455,325,956
Other assets less liabilities – 1.9%		28,879,432

Net Assets – 100.0%		$1,484,205,388

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.

(h)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $172,428,107 and gross unrealized depreciation of investments was $(3,424,359), resulting in net unrealized appreciation of $169,003,748.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$285,074,612	$—	$3,321,999		$288,396,611
Financials	173,232,104	—	693,294		173,925,398
Health Care	138,661,456	—	—		138,661,456
Industrials	132,057,204	—	—		132,057,204
Communication Services	128,608,967	—	—		128,608,967
Consumer Staples	72,097,582	—	—		72,097,582
Consumer Discretionary	65,385,490	—	—		65,385,490
Energy	50,710,085	—	—		50,710,085
Utilities	39,949,101	—	—		39,949,101
Materials	8,546,736	—	—		8,546,736
Warrants	—	—	0	(a)	—
Short-Term Investments	372,743,467	—	—		372,743,467

Liabilities:
Investment Companies	(8,192,115)	—	—		(8,192,115)
Common Stocks:
Real Estate	(2,504,232)	—	—		(2,504,232)
Information Technology	(1,886,781)	—	—		(1,886,781)
Financials	(1,334,129)	—	—		(1,334,129)
Communication Services	(992,062)	—	—		(992,062)
Industrials	(846,822)	—	—		(846,822)

Total Investments in Securities	1,451,310,663	—	4,015,293	(a)	1,455,325,956
Other Financial Instruments(b):	—	—	—		—

Total	$1,451,310,663	$—	$4,015,293	(a)	$1,455,325,956

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Fund	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$391,837	$140,040	$159,134	$372,743	$5,315